UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31,
2009
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only
one.):
[  ] is a restatement.
[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:
Name:
TT International
Address:
Moor House
120 London Wall
London EC2Y 5ET UK
13F File
Number:
28-
The institutional investment manager filing this report
and the person by whom it is signed hereby represent that
the person signing the report is authorized to submit it,
that all information contained herein is true, correct
and complete, and that it is understood that all required
items, statements, schedules, lists, and tables, are
considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting
Manager:
Name:
Austin Allison
Title:
Chief Compliance
Officer
Phone:
00 44 20 7509 1000
Signature,
Place,
and Date of
Signing:
Austin Allison
London, UK
May 12, 2010
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for
this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:
Nil
Form 13F Information Table
Entry Total:
23
Form 13F Information Table
Value Total:
$174,067
List of Other Included
Managers:
Nil
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